RECEIVABLE FROM HOLDINGS LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
RECEIVABLE FROM HOLDINGS LLC
NOTE 3. RECEIVABLE FROM HOLDINGS LLC
In connection with the issuance of common stock to Holdings LLC, the Company recognized a receivable balance of $10. Receivables arising from the issuance of capital stock are recorded as subscriptions receivable and presented as a deduction from stockholder’s equity until the receivable is settled in cash.

3.	Receivable from Holding LLC
In connection with the issuance of common stock to Holdings LLC, the Company recognized a receivable balance of $10. Receivables arising from the issuance of capital stock are recorded as subscriptions receivable and presented as a deduction from stockholder’s equity until the receivable is settled in cash.